Income Taxes, Net Operating Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
State
Income Tax Disclosure
NOL carryforwards	2,315.3
Deferred income tax asset for State NOL carryforwards	111.3
State | Minimum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 2015
State | Maximum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 2034
Federal
Income Tax Disclosure
Deferred income tax asset for Federal NOL carryforwards (entities not on Federal return)	24.3
Federal | Minimum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 2018
Federal | Maximum
Income Tax Disclosure
Expiration of NOL carryforwards	Dec. 31, 2034